Real Estate Assets and Construction in Progress (Summary of Properties Owned or Leased by the Company) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Real Estate Properties [Line Items]
Land	$ 48,577		$ 30,601
Buildings and improvements	914,286		728,230
Construction in progress	214,719		146,904
Total cost	1,177,582		905,735
Leased Properties [Member]
Real Estate Properties [Line Items]
Land	0		0
Buildings and improvements	28,170		24,573
Construction in progress	947		0
Total cost	29,117		24,573
Jersey City New Jersey [Member] | Leased Properties [Member]
Real Estate Properties [Line Items]
Land	0		0
Buildings and improvements	27,318		23,811
Construction in progress	920		0
Total cost	28,238		23,811
Overland Park Kansas [Member] | Leased Properties [Member]
Real Estate Properties [Line Items]
Land	0		0
Buildings and improvements	852	[1]	762	[1]
Construction in progress	27
Total cost	879		762
Owned Properties [Member]
Real Estate Properties [Line Items]
Land	48,577		30,601
Buildings and improvements	886,116		703,657
Construction in progress	213,772		146,904
Total cost	1,148,465		881,162
Owned Properties [Member] | Suwanee, Georgia (Atlanta-Suwanee) [Member]
Real Estate Properties [Line Items]
Land	3,521		3,521
Buildings and improvements	138,991		126,486
Construction in progress	6,345		3,270
Total cost	148,857		133,277
Owned Properties [Member] | Atlanta, Georgia (Atlanta-Metro) [Member]
Real Estate Properties [Line Items]
Land	15,397		15,397
Buildings and improvements	356,122		296,547
Construction in progress	22,693		32,456
Total cost	394,212		344,400
Owned Properties [Member] | Santa Clara California [Member]
Real Estate Properties [Line Items]
Land	0	[2]	0	[2]
Buildings and improvements	90,332	[2]	86,544	[2]
Construction in progress	650	[2]	1,249	[2]
Total cost	90,982	[2]	87,793	[2]
Owned Properties [Member] | Richmond Virginia [Member]
Real Estate Properties [Line Items]
Land	2,180		2,180
Buildings and improvements	127,080		108,979
Construction in progress	71,794		67,155
Total cost	201,054		178,314
Owned Properties [Member] | Sacramento California [Member]
Real Estate Properties [Line Items]
Land	1,481		1,481
Buildings and improvements	60,094		52,841
Construction in progress	278		4,273
Total cost	61,853		58,595
Owned Properties [Member] | Princeton New Jersey [Member]
Real Estate Properties [Line Items]
Land	17,976
Buildings and improvements	35,951
Construction in progress	90
Total cost	54,017
Owned Properties [Member] | Dallas Fort Worth Texas [Member]
Real Estate Properties [Line Items]
Land	5,808		5,808
Buildings and improvements	44,053		0
Construction in progress	89,982		38,501
Total cost	139,843		44,309
Owned Properties [Member] | Chicago Illinois [Member]
Real Estate Properties [Line Items]
Land	0
Buildings and improvements	0
Construction in progress	21,786
Total cost	21,786
Owned Properties [Member] | Miami Florida [Member]
Real Estate Properties [Line Items]
Land	1,777		1,777
Buildings and improvements	28,786		27,553
Construction in progress	129		0
Total cost	30,692		29,330
Owned Properties [Member] | Lenexa Kansas [Member]
Real Estate Properties [Line Items]
Land	437		437
Buildings and improvements	3,298		3,298
Construction in progress	25		0
Total cost	3,760		3,735
Owned Properties [Member] | Wichita Kansas [Member]
Real Estate Properties [Line Items]
Land	0		0
Buildings and improvements	1,409		1,409
Construction in progress	0		0
Total cost	$ 1,409		$ 1,409

[1]	This does not include the portion of the business that is used for QTS office space or other real estate not used by customers.
[2]	Owned facility subject to long-term ground sublease.